Expense Example - Women in Leadership U.S. Equity Portfolio	Oct. 31, 2024 USD ($)
Equity Portfolios - Advisor Classes | Women in Leadership U.S. Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,434
Equity Portfolios - Institutional Classes | Women in Leadership U.S. Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	$ 1,204